Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 10.7%
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class D1, 7.368%, (3 mo. SOFR + 3.05%), 10/15/37(1)(2)	$1,000	$ 1,005,002
Carlyle Global Market Strategies CLO Ltd.:
Series 2014-4RA, Class D, 10.229%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,000	994,111
Series 2015-5A, Class DR, 11.287%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	1,000	1,001,875
Carlyle U.S. CLO Ltd., Series 2022-6A, Class DR, 9.069%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	1,000	1,002,549
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 9.837%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	1,000	1,003,585
Harvest U.S. CLO Ltd., Series 2024-2A, Class D1, 7.568%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	1,500	1,505,170
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 7.479%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,505,823
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 8.468%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	500	501,217
Series 2019-22A, Class DRR, 7.218%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	1,500	1,503,002
New Mountain CLO 6 Ltd., Series CLO-6A, Class E, 10.418%, (3 mo. SOFR + 6.10%), 10/15/37(1)(2)	1,000	1,006,497
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	228	220,993
Octagon 60 Ltd., Series 2022-1A, Class ER, 11.326%, (3 mo. SOFR + 7.00%), 10/20/37(1)(2)	1,000	1,014,910
Octagon 68 Ltd., Series 2023-1A, Class D, 8.526%, (3 mo. SOFR + 4.20%), 10/20/36(1)(2)	1,000	1,005,170
Sixth Street CLO XXI Ltd., Series 2022-21A, Class D1R, 7.326%, (3 mo. SOFR + 3.00%), 10/21/37(1)(2)	1,000	1,003,227
Voya CLO Ltd., Series 2015-3A, Class DR, 10.787%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	2,000	1,926,970
Total Asset-Backed Securities (identified cost $16,092,860)		$ 16,200,101

Collateralized Mortgage Obligations — 22.4%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$415	$ 401,849
Champs Trust:
Series 2024-1, Class A, 8.72%, 7/25/59(1)(4)	991	1,025,772
Series 2024-2, Class A, 9.251%, 11/25/59(1)(4)	1,076	1,121,322
Series 2025-1, Class A, 8.177%, 4/25/60(1)(4)	1,861	1,939,091
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	$69	$ 69,082
Series 2167, Class BZ, 7.00%, 6/15/29	39	39,620
Series 2182, Class ZB, 8.00%, 9/15/29	80	81,800
Series 5327, Class B, 6.00%, 8/25/53	1,000	1,022,163
Series 5410, Class KY, 6.00%, 5/25/54	2,000	2,009,298
Series 5508, Class SC, 7.95%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	691	764,672
Series 5513, Class MQ, 8.10%, (30-day SOFR Average + 3.95%), 6/25/54(2)	934	954,139
Series 5563, Class TB, 8.227%, (21.15% - 30-day SOFR Average x 3.00), 6/25/55(5)	2,000	2,050,208
Series 5563, Class TV, 8.011%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(5)	1,000	1,026,219
Interest Only:(6)
Series 362, Class C7, 3.50%, 9/15/47	867	169,140
Series 2631, Class DS, 2.646%, (6.986% - 30-day SOFR Average), 6/15/33(5)	27	162
Series 2770, Class SH, 2.646%, (6.986% - 30-day SOFR Average), 3/15/34(5)	331	30,261
Series 2981, Class CS, 2.266%, (6.606% - 30-day SOFR Average), 5/15/35(5)	166	9,482
Series 3114, Class TS, 2.196%, (6.536% - 30-day SOFR Average), 9/15/30(5)	183	5,506
Series 3339, Class JI, 2.136%, (6.476% - 30-day SOFR Average), 7/15/37(5)	581	44,291
Series 4109, Class ES, 1.696%, (6.036% - 30-day SOFR Average), 12/15/41(5)	31	3,317
Series 4163, Class GS, 1.746%, (6.086% - 30-day SOFR Average), 11/15/32(5)	916	54,582
Series 4169, Class AS, 1.796%, (6.136% - 30-day SOFR Average), 2/15/33(5)	420	25,245
Series 4203, Class QS, 1.796%, (6.136% - 30-day SOFR Average), 5/15/43(5)	516	37,380
Series 4370, Class IO, 3.50%, 9/15/41	16	126
Series 4497, Class CS, 1.746%, (6.086% - 30-day SOFR Average), 9/15/44(5)	109	3,209
Series 4507, Class EI, 4.00%, 8/15/44	592	64,089
Series 4629, Class QI, 3.50%, 11/15/46	431	78,476
Series 4644, Class TI, 3.50%, 1/15/45	338	42,835
Series 4744, Class IO, 4.00%, 11/15/47	414	85,445
Series 4749, Class IL, 4.00%, 12/15/47	323	66,832
Series 4768, Class IO, 4.00%, 3/15/48	386	79,929
Series 4772, Class PI, 4.00%, 1/15/48	279	57,893
Series 4966, Class SY, 1.586%, (5.936% - 30-day SOFR Average), 4/25/50(5)	1,548	207,755
Principal Only:(7)
Series 3309, Class DO, 0.00%, 4/15/37	316	252,597
Series 4478, Class PO, 0.00%, 5/15/45	159	117,650
Federal National Mortgage Association:
Series 1997-38, Class N, 8.00%, 5/20/27	17	17,131

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2007-74, Class AC, 5.00%, 8/25/37	$331	$ 330,557
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(5)	102	99,190
Series 2012-134, Class ZT, 2.00%, 12/25/42	478	342,829
Series 2013-6, Class TA, 1.50%, 1/25/43	177	158,503
Series 2015-74, Class SL, 0.00%, (2.282% - 30-day SOFR Average x 0.587, Floor 0.00%), 10/25/45(5)	867	515,352
Series 2017-15, Class LE, 3.00%, 6/25/46	34	33,242
Interest Only:(6)
Series 2004-46, Class SI, 1.536%, (5.886% - 30-day SOFR Average), 5/25/34(5)	153	5,559
Series 2005-17, Class SA, 2.236%, (6.586% - 30-day SOFR Average), 3/25/35(5)	317	26,316
Series 2006-42, Class PI, 2.126%, (6.476% - 30-day SOFR Average), 6/25/36(5)	407	29,211
Series 2006-44, Class IS, 2.136%, (6.486% - 30-day SOFR Average), 6/25/36(5)	393	31,839
Series 2007-50, Class LS, 1.986%, (6.336% - 30-day SOFR Average), 6/25/37(5)	348	31,692
Series 2008-26, Class SA, 1.736%, (6.086% - 30-day SOFR Average), 4/25/38(5)	436	36,392
Series 2008-61, Class S, 1.636%, (5.986% - 30-day SOFR Average), 7/25/38(5)	604	32,879
Series 2010-109, Class PS, 2.136%, (6.486% - 30-day SOFR Average), 10/25/40(5)	644	48,518
Series 2010-147, Class KS, 1.486%, (5.836% - 30-day SOFR Average), 1/25/41(5)	618	22,803
Series 2012-52, Class AI, 3.50%, 8/25/26	5	17
Series 2012-118, Class IN, 3.50%, 11/25/42	983	187,300
Series 2012-150, Class PS, 1.686%, (6.036% - 30-day SOFR Average), 1/25/43(5)	1,598	168,485
Series 2012-150, Class SK, 1.686%, (6.036% - 30-day SOFR Average), 1/25/43(5)	644	71,559
Series 2013-23, Class CS, 1.786%, (6.136% - 30-day SOFR Average), 3/25/33(5)	420	25,588
Series 2014-32, Class EI, 4.00%, 6/25/44	164	30,541
Series 2014-55, Class IN, 3.50%, 7/25/44	353	66,466
Series 2014-80, Class BI, 3.00%, 12/25/44	816	131,814
Series 2014-89, Class IO, 3.50%, 1/25/45	288	54,890
Series 2015-14, Class KI, 3.00%, 3/25/45	663	106,469
Series 2015-52, Class MI, 3.50%, 7/25/45	332	63,250
Series 2015-57, Class IO, 3.00%, 8/25/45	1,261	209,034
Series 2015-93, Class BS, 1.686%, (6.036% - 30-day SOFR Average), 8/25/45(5)	362	27,794
Series 2018-21, Class IO, 3.00%, 4/25/48	653	109,416
Series 2020-23, Class SP, 1.586%, (5.936% - 30-day SOFR Average), 2/25/50(5)	1,213	163,678
Series 2020-45, Class IJ, 2.50%, 7/25/50	1,659	249,431
Principal Only:(7) Series 2006-8, Class WQ, 0.00%, 3/25/36	287	237,086
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.215%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	$920	$ 946,044
Government National Mortgage Association:
Series 2022-189, Class US, 6.791%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(5)	218	236,336
Series 2023-56, Class ZE, 6.00%, 4/20/53	1,144	1,165,752
Series 2023-96, Class BL, 6.00%, 7/20/53	1,000	1,026,178
Series 2023-97, Class CB, 6.00%, 7/20/53	1,000	1,029,530
Series 2023-115, Class AL, 6.00%, 8/20/53	500	513,015
Series 2023-149, Class S, 8.406%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	619	684,686
Series 2023-164, Class EL, 6.00%, 11/20/53	1,000	1,027,709
Series 2023-165, Class DY, 6.00%, 11/20/53	1,000	1,028,154
Series 2023-165, Class EY, 6.50%, 11/20/53	2,000	2,094,401
Series 2023-173, Class AX, 6.00%, 11/20/53	1,000	1,027,709
Series 2023-182, Class EL, 6.00%, 12/20/53	1,000	1,028,763
Series 2025-139, Class MT, (30-day SOFR Average + 3.30%), 4/20/55(8)	1,000	1,011,054
Interest Only:(6)
Series 2017-121, Class DS, 0.035%, (4.386% - 1 mo. SOFR), 8/20/47(5)	666	27,837
Series 2020-146, Class IQ, 2.00%, 10/20/50	4,893	610,343
Series 2021-131, Class QI, 3.00%, 7/20/51	2,651	348,755
Series 2021-193, Class IU, 3.00%, 11/20/49	5,202	752,089
Series 2021-209, Class IW, 3.00%, 11/20/51	3,953	542,701
JPM Lending Facility, 11.356%, (SOFR + 7.00%), 7/15/29(2)	1,238	1,249,547
Total Collateralized Mortgage Obligations (identified cost $42,652,680)		$ 33,956,871

Commercial Mortgage-Backed Securities — 6.5%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(4)	$795	$ 632,156
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(4)	1,605	1,130,535
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.546%, 2/15/50(1)(4)	700	489,970
COMM Mortgage Trust, Series 2013-CR11, Class D, 4.456%, 8/10/50(1)(4)	2,244	2,153,866
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class G, 9.992%, (1 mo. SOFR + 5.65%), 12/15/39(1)(2)	500	502,312
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.508%, 9/15/47(1)(4)	480	327,845

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(9)	$1,000	$ 759,839
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(4)(9)	250	200,938
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(9)	1,227	755,019
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 3.929%, 4/10/46(1)(4)	848	734,807
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	922	804,639
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,000	929,970
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	500	374,192
Total Commercial Mortgage-Backed Securities (identified cost $10,313,547)		$ 9,796,088

Common Stocks — 0.7%
Security	Shares	Value
Commercial Services & Supplies — 0.0%†
Monitronics International, Inc.(10)(11)	2,596	$ 37,642
Phoenix Services International LLC(10)(11)	2,365	9,460
Phoenix Services International LLC(10)(11)	216	864
		$ 47,966
Electronic Equipment, Instruments & Components — 0.1%
Range Red Acquisitions LLC, Class A1(10)(11)(12)	74	$ 164,462
		$ 164,462
Electronics/Electrical — 0.0%†
Skillsoft Corp.(10)(11)	585	$ 8,342
		$ 8,342
Health Care — 0.1%
Akorn Holding Co. LLC(10)(11)(12)	6,053	$ 0
Cano Health, Inc.(10)(11)	3,285	12,455
Envision Parent, Inc.(10)(11)	10,840	185,635
		$ 198,090
Household Durables — 0.1%
Serta Simmons Bedding, Inc.(10)(11)	17,110	$ 160,834
Serta SSB Equipment Co.(10)(11)(12)	17,110	0
		$ 160,834
Security	Shares	Value
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(10)(11)	1,179	$ 87,394
		$ 87,394
Oil and Gas — 0.0%
AFG Holdings, Inc.(10)(11)(12)	3,122	$ 0
		$ 0
Pharmaceuticals — 0.3%
Endo, Inc.(10)	247	$ 5,827
Mallinckrodt International Finance SA(10)(11)	5,076	442,119
		$ 447,946
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(10)(11)(12)	79	$ 0
Jubilee Enterprise PCL, Class A2(10)(11)(12)	63,218	0
		$ 0
Telecommunications — 0.0%
Anuvu(10)(11)(12)	3,588	$ 0
		$ 0
Total Common Stocks (identified cost $1,194,399)		$ 1,115,034

Corporate Bonds — 17.8%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.5%
Bombardier, Inc.:
7.25%, 7/1/31(1)	$150	$ 156,819
7.875%, 4/15/27(1)	14	14,081
TransDigm, Inc.:
4.625%, 1/15/29	150	146,777
4.875%, 5/1/29	250	245,475
6.625%, 3/1/32(1)	200	205,904
		$ 769,056
Automotive — 0.7%
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	$197	$ 186,488
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	642	647,113

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Automotive (continued)
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	$75	$ 51,605
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	200	192,502
		$ 1,077,708
Building and Development — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	$50	$ 46,943
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	93	94,940
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	192	191,525
		$ 333,408
Building Materials — 0.7%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	$500	$ 461,867
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	370	379,718
Standard Industries, Inc., 3.375%, 1/15/31(1)	200	178,838
		$ 1,020,423
Business Equipment and Services — 0.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	$250	$ 247,242
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	100	104,931
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)	200	194,827
		$ 547,000
Cable and Satellite Television — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/30(1)	$408	$ 387,979
5.125%, 5/1/27(1)	200	198,488
		$ 586,467
Chemicals — 0.1%
Calderys Financing LLC, 11.25%, 6/1/28(1)	$200	$ 211,555
		$ 211,555
Chemicals and Plastics — 0.3%
Celanese U.S. Holdings LLC:
6.665%, 7/15/27	$200	$ 205,122
6.75%, 4/15/33	24	24,229
7.20%, 11/15/33	7	7,314
Valvoline, Inc., 3.625%, 6/15/31(1)	200	180,225
		$ 416,890
Security	Principal Amount (000's omitted)	Value
Commercial Services — 0.8%
APi Group DE, Inc., 4.75%, 10/15/29(1)	$300	$ 289,257
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)	200	211,588
Korn Ferry, 4.625%, 12/15/27(1)	286	281,533
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	241	238,345
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	208	218,569
		$ 1,239,292
Computers — 0.4%
Fortress Intermediate 3, Inc., 7.50%, 6/1/31(1)	$150	$ 157,610
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	100	102,369
McAfee Corp., 7.375%, 2/15/30(1)	189	175,440
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	200	225,409
		$ 660,828
Distribution & Wholesale — 0.5%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	$322	$ 321,766
RB Global Holdings, Inc., 6.75%, 3/15/28(1)	200	204,978
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	200	212,240
		$ 738,984
Diversified Financial Services — 0.2%
Hightower Holding LLC, 9.125%, 1/31/30(1)	$100	$ 106,776
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)	178	170,623
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	100	92,337
		$ 369,736
Diversified Telecommunication Services — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	$200	$ 186,165
		$ 186,165
Ecological Services and Equipment — 0.4%
GFL Environmental, Inc., 4.75%, 6/15/29(1)	$238	$ 232,895
Reworld Holding Corp., 5.00%, 9/1/30	200	189,913
Wrangler Holdco Corp., 6.625%, 4/1/32(1)	200	206,796
		$ 629,604
Electric Utilities — 0.7%
Alpha Generation LLC, 6.75%, 10/15/32(1)	$200	$ 204,838
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	200	202,177

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)	$393	$ 403,589
6.625%, 3/15/32(1)	93	96,074
XPLR Infrastructure Operating Partners LP, 4.50%, 9/15/27(1)	200	193,834
		$ 1,100,512
Electronics/Electrical — 0.4%
Imola Merger Corp., 4.75%, 5/15/29(1)	$391	$ 379,672
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	189	181,077
		$ 560,749
Energy — 0.1%
Sunoco LP, 7.25%, 5/1/32(1)	$191	$ 200,350
		$ 200,350
Engineering & Construction — 0.3%
TopBuild Corp., 4.125%, 2/15/32(1)	$150	$ 138,399
VM Consolidated, Inc., 5.50%, 4/15/29(1)	370	363,569
		$ 501,968
Entertainment — 0.4%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(1)	$200	$ 208,325
Caesars Entertainment, Inc.:
6.50%, 2/15/32(1)	134	136,739
7.00%, 2/15/30(1)	200	206,431
Churchill Downs, Inc., 5.75%, 4/1/30(1)	100	99,828
		$ 651,323
Financial Services — 0.7%
Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(13)	$1,060	$ 1,044,483
		$ 1,044,483
Food Products — 0.2%
Pilgrim's Pride Corp., 6.875%, 5/15/34	$250	$ 273,772
		$ 273,772
Food Service — 0.4%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	$212	$ 196,683
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)	250	245,410
Security	Principal Amount (000's omitted)	Value
Food Service (continued)
Chobani LLC/Chobani Finance Corp., Inc.: (continued)
7.625%, 7/1/29(1)	$212	$ 221,142
		$ 663,235
Health Care — 1.5%
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	$139	$ 127,261
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)	200	211,076
IQVIA, Inc., 5.00%, 5/15/27(1)	300	298,498
LifePoint Health, Inc., 5.375%, 1/15/29(1)	210	197,580
Medline Borrower LP, 5.25%, 10/1/29(1)	700	686,761
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	391	353,426
Option Care Health, Inc., 4.375%, 10/31/29(1)	400	382,407
		$ 2,257,009
Health Care Technology — 0.2%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$302	$ 297,123
		$ 297,123
Home Furnishings — 0.1%
Somnigroup International, Inc., 3.875%, 10/15/31(1)	$216	$ 195,357
		$ 195,357
Industrial Equipment — 0.1%
Madison IAQ LLC, 5.875%, 6/30/29(1)	$83	$ 80,884
		$ 80,884
Insurance — 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
5.875%, 11/1/29(1)	$200	$ 197,111
6.75%, 10/15/27(1)	100	100,170
7.00%, 1/15/31(1)	87	89,534
AssuredPartners, Inc., 5.625%, 1/15/29(1)	200	199,783
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	92	95,196
		$ 681,794
Internet Software & Services — 0.3%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	$85	$ 81,947
Cars.com, Inc., 6.375%, 11/1/28(1)	187	186,771
Snap, Inc., 6.875%, 3/1/33(1)	151	154,940
		$ 423,658

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Iron & Steel — 0.1%
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	$150	$ 141,515
		$ 141,515
Leisure Goods/Activities/Movies — 0.9%
Acushnet Co., 7.375%, 10/15/28(1)	$87	$ 90,738
Carnival Corp., 6.00%, 5/1/29(1)	90	90,854
Cinemark USA, Inc., 5.25%, 7/15/28(1)	100	99,371
NCL Corp. Ltd.:
5.875%, 2/15/27(1)	375	376,345
7.75%, 2/15/29(1)	100	106,152
Viking Cruises Ltd., 5.875%, 9/15/27(1)	540	540,008
		$ 1,303,468
Lodging and Casinos — 0.3%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)	$400	$ 412,117
		$ 412,117
Machinery — 0.1%
ESAB Corp., 6.25%, 4/15/29(1)	$100	$ 102,301
		$ 102,301
Media — 0.1%
CSC Holdings LLC, 11.25%, 5/15/28(1)	$200	$ 201,240
		$ 201,240
Metals/Mining — 0.4%
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	$200	$ 212,252
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	30	30,001
Constellium SE, 3.75%, 4/15/29(1)	250	234,824
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	150	148,898
		$ 625,975
Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp., 6.25%, 9/1/29(1)	$150	$ 150,336
		$ 150,336
Oil and Gas — 1.6%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	$285	$ 298,856
Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	90	90,286
Permian Resources Operating LLC:
6.25%, 2/1/33(1)	100	100,687
Security	Principal Amount (000's omitted)	Value
Oil and Gas (continued)
Permian Resources Operating LLC: (continued)
8.00%, 4/15/27(1)	$100	$ 102,329
Petroleos de Venezuela SA:
5.375%, 4/12/27(13)(14)	641	89,797
5.50%, 4/12/37(13)(14)	236	33,144
6.00%, 10/28/22(13)(14)	417	47,941
6.00%, 5/16/24(13)(14)	584	82,055
6.00%, 11/15/26(13)(14)	277	39,181
8.50%, 10/20/27	240	238,200
9.00%, 11/17/21(13)(14)	386	55,719
9.75%, 5/17/35(13)(14)	330	52,651
12.75%, 2/17/22(13)(14)	333	51,735
Petroleos Mexicanos:
5.35%, 2/12/28	30	29,269
6.75%, 9/21/47	300	232,575
6.84%, 1/23/30	455	448,031
6.875%, 8/4/26	100	100,464
Petronas Capital Ltd.:
2.48%, 1/28/32(13)	250	219,138
4.55%, 4/21/50(13)	200	170,476
		$ 2,482,534
Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	$244	$ 173,970
		$ 173,970
Pipelines — 0.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	$100	$ 100,128
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)	27	26,745
8.375%, 2/15/32(1)	27	26,434
Venture Global LNG, Inc.:
8.125%, 6/1/28(1)	150	155,397
9.00% to 9/30/29(1)(15)(16)	224	224,259
9.875%, 2/1/32(1)	59	63,695
		$ 596,658
Publishing — 0.2%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	$134	$ 133,587
8.00%, 8/1/29(1)	200	203,462
		$ 337,049

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	$63	$ 59,551
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	150	148,592
		$ 208,143
Real Estate Investment Trusts (REITs) — 0.1%
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	$90	$ 95,236
		$ 95,236
Retail — 0.4%
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	$78	$ 81,309
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	400	385,926
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)	149	157,399
		$ 624,634
Software — 0.2%
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)	$97	$ 98,027
9.00%, 9/30/29(1)	195	201,940
		$ 299,967
Software and Services — 0.2%
Fair Isaac Corp., 4.00%, 6/15/28(1)	$250	$ 241,687
		$ 241,687
Telecommunications — 0.2%
Ciena Corp., 4.00%, 1/31/30(1)	$100	$ 94,606
Zegona Finance PLC, 8.625%, 7/15/29(1)	200	213,200
		$ 307,806
Utilities — 0.7%
Calpine Corp.:
4.50%, 2/15/28(1)	$250	$ 247,438
4.625%, 2/1/29(1)	350	344,208
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	70	69,112
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	320	332,695
		$ 993,453
Total Corporate Bonds (identified cost $25,985,706)		$ 27,017,422

Preferred Stocks — 0.0%†
Security	Shares	Value
Technology — 0.0%†
Cohesity Global, Inc.:
Series G(10)	870	$ 20,010
Series G1(10)	601	13,823
Total Preferred Stocks (identified cost $30,155)		$ 33,833

Senior Floating-Rate Loans — 29.1%(17)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.1%
Air Comm Corp. LLC:
Term Loan, 7.058%, (3 mo. USD Term SOFR + 2.75%), 12/11/31(18)	15	$ 15,423
Term Loan, 7.064%, (3 mo. USD Term SOFR + 2.75%), 12/11/31	184	184,614
		$ 200,037
Airlines — 0.1%
SkyMiles IP Ltd., Term Loan, 8.076%, (3 mo. USD Term SOFR + 3.75%), 10/20/27	83	$ 83,312
		$ 83,312
Apparel & Luxury Goods — 0.2%
Gloves Buyer, Inc., Term Loan, 8.356%, (1 mo. USD Term SOFR + 4.00%), 5/24/32	275	$ 269,912
		$ 269,912
Auto Components — 0.7%
Adient U.S. LLC, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 1/31/31	78	$ 78,756
Autokiniton U.S. Holdings, Inc., Term Loan, 8.471%, (1 mo. USD Term SOFR + 4.00%), 4/6/28	168	162,844
Clarios Global LP, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	323	323,051
DexKo Global, Inc., Term Loan, 8.221%, (1 mo. USD Term SOFR + 3.75%), 10/4/28	121	115,605
Garrett LX I SARL, Term Loan, 6.558%, (3 mo. USD Term SOFR + 2.25%), 1/30/32	97	96,991
RealTruck Group, Inc.:
Term Loan, 8.221%, (1 mo. USD Term SOFR + 3.75%), 1/31/28	192	177,404

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Auto Components (continued)
RealTruck Group, Inc.: (continued)
Term Loan, 9.471%, (1 mo. USD Term SOFR + 5.00%), 1/31/28	99	$ 92,405
		$ 1,047,056
Automobiles — 0.7%
Bombardier Recreational Products, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 1/22/31	757	$ 758,933
MajorDrive Holdings IV LLC:
Term Loan, 8.557%, (3 mo. USD Term SOFR + 4.00%), 6/1/28	72	70,931
Term Loan, 9.946%, (3 mo. USD Term SOFR + 5.50%), 6/1/29	218	216,191
		$ 1,046,055
Beverages — 0.2%
Arterra Wines Canada, Inc., Term Loan, 8.057%, (3 mo. USD Term SOFR + 3.50%), 11/24/27	143	$ 141,581
City Brewing Co. LLC:
Term Loan, 8.079%, (3 mo. USD Term SOFR + 3.50%), 4/5/28	47	12,923
Term Loan, 10.568%, (3 mo. USD Term SOFR + 6.25%), 4/5/28	15	4,189
Term Loan - Second Lien, 0.00%, 4/5/28(14)	48	149
Sazerac Co., Inc., Term Loan, 6.84%, (3 mo. USD Term SOFR + 2.50%), 7/9/32	150	150,703
		$ 309,545
Broadline Retail — 0.2%
Peer Holding III BV:
Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 10/28/30	148	$ 148,634
Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 7/1/31	174	174,806
		$ 323,440
Building Products — 0.3%
LHS Borrower LLC, Term Loan, 9.206%, (1 mo. USD Term SOFR + 4.75%), 2/16/29	120	$ 114,803
MI Windows & Doors LLC, Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 3/28/31	173	173,705
Oscar AcquisitionCo LLC, Term Loan, 8.546%, (3 mo. USD Term SOFR + 4.25%), 4/29/29	122	111,024
Standard Industries, Inc., Term Loan, 6.105%, (1 mo. USD Term SOFR + 1.75%), 9/22/28	51	51,532
		$ 451,064
Borrower/Description	Principal Amount* (000's omitted)	Value
Capital Markets — 0.6%
Advisor Group, Inc., Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 8/17/28	266	$ 266,369
Aretec Group, Inc., Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 8/9/30	162	162,416
FinCo I LLC, Term Loan, 6.103%, (1 mo. USD Term SOFR + 1.75%), 6/27/29	172	172,146
Franklin Square Holdings LP, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 4/25/31	124	124,523
Victory Capital Holdings, Inc., Term Loan, 6.629%, (3 mo. USD Term SOFR + 2.25%), 7/1/26	120	120,791
		$ 846,245
Chemicals — 1.1%
Aruba Investments Holdings LLC, Term Loan, 8.456%, (1 mo. USD Term SOFR + 4.00%), 11/24/27	96	$ 92,327
INEOS Quattro Holdings U.K. Ltd., Term Loan, 8.706%, (1 mo. USD Term SOFR + 4.25%), 4/2/29	157	146,704
INEOS U.S. Finance LLC:
Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 2/7/31	75	68,872
Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	264	246,380
Lonza Group AG, Term Loan, 8.321%, (3 mo. USD Term SOFR + 3.93%), 7/3/28	265	237,210
Momentive Performance Materials, Inc., Term Loan, 8.356%, (1 mo. USD Term SOFR + 4.00%), 3/29/28	79	79,420
Nouryon Finance BV, Term Loan, 7.51%, (3 mo. USD Term SOFR + 3.25%), 4/3/28	157	157,734
Olympus Water U.S. Holding Corp., Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	320	319,042
Tronox Finance LLC, Term Loan, 6.796% - 6.856%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31	207	186,609
W.R. Grace & Co.-Conn., Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 9/22/28	145	145,066
		$ 1,679,364
Commercial Services & Supplies — 1.2%
Albion Financing 3 SARL, Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%, 3 mo. USD Term SOFR + 3.00%), 5/21/31	217	$ 218,571
Allied Universal Holdco LLC, Term Loan, 8.206%, (1 mo. USD Term SOFR + 3.75%), 5/12/28	451	452,965
EnergySolutions LLC, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	121	122,434
Flame Newco LLC, Term Loan, 12.50%, (U.S. (Fed) Prime Rate + 5.00%), 6/30/28	30	29,964

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Garda World Security Corp., Term Loan, 7.343%, (1 mo. USD Term SOFR + 3.00%), 2/1/29		168	$ 167,905
Gategroup Fin Luxembourg SA, Term Loan, 6/10/32(19)		75	75,399
GFL Environmental, Inc., Term Loan, 6.824%, (3 mo. USD Term SOFR + 2.50%), 3/3/32		175	175,438
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 12/2/31		275	277,006
Monitronics International, Inc., Term Loan, 12.057%, (3 mo. USD Term SOFR + 7.50%), 6/30/28		141	138,651
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30		124	124,193
			$ 1,782,526
Construction Materials — 0.1%
Quikrete Holdings, Inc., Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		200	$ 199,575
			$ 199,575
Consumer Finance — 0.1%
CPI Holdco B LLC, Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		149	$ 148,887
			$ 148,887
Containers & Packaging — 0.3%
Berlin Packaging LLC, Term Loan, 7.558%, (3 mo. USD Term SOFR + 3.25%), 6/7/31		169	$ 169,945
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.531%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		61	61,045
Pregis TopCo Corp., Term Loan, 8.356%, (1 mo. USD Term SOFR + 4.00%), 2/1/29		95	95,564
Proampac PG Borrower LLC, Term Loan, 8.318% - 8.324%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		172	173,135
			$ 499,689
Distributors — 0.1%
Parts Europe SA, Term Loan, 5.274%, (3 mo. EURIBOR + 3.25%), 2/3/31	EUR	200	$ 229,841
			$ 229,841
Diversified Consumer Services — 0.2%
KUEHG Corp., Term Loan, 7.041%, (3 mo. USD Term SOFR + 2.75%), 6/12/30		154	$ 154,352
Borrower/Description	Principal Amount* (000's omitted)	Value
Diversified Consumer Services (continued)
Wand NewCo 3, Inc., Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 1/30/31	143	$ 143,363
		$ 297,715
Diversified Telecommunication Services — 0.3%
Altice France SA, Term Loan, 9.818%, (3 mo. USD Term SOFR + 5.50%), 8/15/28	202	$ 188,507
Anuvu Holdings 2 LLC:
Term Loan, 12.664%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(12)	86	1,590
Term Loan, 14.413%, (3 mo. USD Term SOFR + 10.00%), 8.413% cash, 6.00% PIK, 9/27/27(12)	34	33,636
Virgin Media Bristol LLC, Term Loan, 7.706%, (1 mo. USD Term SOFR + 3.25%), 1/31/29	175	174,195
		$ 397,928
Electric Utilities — 0.4%
Kohler Energy Co. LLC, Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 5/1/31	298	$ 299,498
MRP Buyer LLC:
Term Loan, 7.568%, (3 mo. USD Term SOFR + 3.25%), 6/4/32	222	218,379
Term Loan, 6/4/32(18)	28	27,793
		$ 545,670
Electrical Equipment — 0.6%
Nvent Electric PLC, Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 1/30/32	150	$ 150,985
WEC U.S. Holdings Ltd., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.25%), 1/27/31	751	752,734
		$ 903,719
Electronic Equipment, Instruments & Components — 0.6%
Chamberlain Group, Inc.:
Term Loan, 7.706%, (1 mo. USD Term SOFR + 3.25%), 11/3/28	390	$ 390,546
Term Loan, 9/8/32(19)	25	25,021
Creation Technologies, Inc., Term Loan, 10.047%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	145	144,944
II-VI, Inc., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 7/2/29	113	113,077
Range Red Operating, Inc.:
Term Loan, 12.422%, (1 mo. USD Term SOFR + 8.00%), 10/1/29	27	26,759
Term Loan - Second Lien, 12.422%, (1 mo. USD Term SOFR + 8.00%), 10/1/29	113	112,250

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Verifone Systems, Inc., Term Loan, 10.07%, (3 mo. USD Term SOFR + 5.50%), 8/18/28		77	$ 74,745
			$ 887,342
Energy Equipment & Services — 0.1%
Ameriforge Group, Inc.:
Term Loan, 15.473%, (1 mo. USD Term SOFR + 11.00%), 4.473% cash, 11.00% PIK, 12/31/25(12)		14	$ 1,815
Term Loan, 15.473%, (1 mo. USD Term SOFR + 11.00%), 4.473% cash, 11.00% PIK, 12/31/25(12)		118	15,720
PG Investment Co. 59 SARL, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 3/26/31		149	149,547
			$ 167,082
Engineering & Construction — 0.3%
American Residential Services LLC, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 2/2/32		96	$ 96,330
Azuria Water Solutions, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 5/17/28		72	72,615
Northstar Group Services, Inc., Term Loan, 8.881%, (6 mo. USD Term SOFR + 4.75%), 5/31/30		223	224,720
			$ 393,665
Entertainment — 0.2%
Pretzel Parent, Inc., Term Loan, 8.856%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		125	$ 124,937
Renaissance Holding Corp., Term Loan, 8.356%, (1 mo. USD Term SOFR + 4.00%), 4/5/30		147	136,354
Vue Entertainment International Ltd., Term Loan, 10.759%, (6 mo. EURIBOR + 8.50%), 2.359% cash, 8.40% PIK, 12/31/27	EUR	50	35,423
Vue International Bidco PLC, Term Loan, 10.259%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	12	13,462
			$ 310,176
Financial Services — 0.4%
NCR Atleos LLC, Term Loan, 8.058%, (3 mo. USD Term SOFR + 3.75%), 4/16/29		85	$ 86,251
Planet U.S. Buyer LLC, Term Loan, 7.33%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		173	174,246
Synechron, Inc., Term Loan, 8.058%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		125	124,843
Borrower/Description	Principal Amount* (000's omitted)		Value
Financial Services (continued)
Walker & Dunlop, Inc., Term Loan, 6.34%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		100	$ 100,249
WEX, Inc., Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		100	99,730
			$ 585,319
Food Products — 0.4%
Froneri Lux Finco SARL, Term Loan, 6.197%, (6 mo. USD Term SOFR + 2.00%), 9/30/31		287	$ 284,651
Newly Weds Foods, Inc., Term Loan, 6.59%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		150	150,375
POP Bidco SAS, Term Loan, 6.583%, (6 mo. EURIBOR + 4.50%), 11/26/31	EUR	150	172,223
			$ 607,249
Health Care Equipment & Supplies — 0.2%
Bayou Intermediate II LLC, Term Loan, 9.07%, (3 mo. USD Term SOFR + 4.50%), 8/2/28		121	$ 121,183
Journey Personal Care Corp., Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 3/1/28		168	165,508
			$ 286,691
Health Care Providers & Services — 1.8%
AEA International Holdings (Lux) SARL, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		145	$ 145,888
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.296%, (3 mo. USD Term SOFR + 8.00%), 10.046% cash, 2.25% PIK, 1/15/26		148	135,447
Cano Health LLC, Term Loan, 13.796%, (3 mo. USD Term SOFR + 9.50%), 6/28/29		15	13,163
CHG Healthcare Services, Inc., Term Loan, 7.333%, (3 mo. USD Term SOFR + 3.00%), 9/29/28		144	144,521
CNT Holdings I Corp., Term Loan, 6.558%, (3 mo. USD Term SOFR + 2.25%), 11/8/32		96	96,325
Electron BidCo, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 11/1/28		122	121,988
Ensemble RCM LLC, Term Loan, 7.308%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		228	228,926
Hanger, Inc.:
Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		155	155,311
Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(18)		20	20,040
IVC Acquisition Ltd., Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		148	148,724
Medical Solutions Holdings, Inc., Term Loan, 7.908%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		194	107,569

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Providers & Services (continued)
National Mentor Holdings, Inc.:
Term Loan, 8.146% - 8.206%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR+ 3.75%), 3/2/28	313	$ 305,742
Term Loan, 8.146%, (3 mo. USD Term SOFR + 3.75%), 3/2/28	9	9,258
Pacific Dental Services LLC, Term Loan, 7.101%, (1 mo. USD Term SOFR + 2.75%), 3/15/31	173	174,079
Phoenix Guarantor, Inc., Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 2/21/31	227	227,637
Raven Acquisition Holdings LLC:
Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 11/19/31	186	186,349
Term Loan, 11/19/31(18)	13	13,344
Select Medical Corp., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 12/3/31	124	124,375
Surgery Center Holdings, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 12/19/30	193	193,538
TTF Holdings LLC, Term Loan, 8.002%, (6 mo. USD Term SOFR + 3.75%), 7/18/31	172	170,775
		$ 2,722,999
Health Care Technology — 0.4%
Imprivata, Inc., Term Loan, 7.321%, (3 mo. USD Term SOFR + 3.00%), 12/1/27	193	$ 193,619
PointClickCare Technologies, Inc., Term Loan, 7.082%, (3 mo. USD Term SOFR + 2.75%), 11/3/31	96	96,243
Project Ruby Ultimate Parent Corp., Term Loan, 7.215%, (1 mo. USD Term SOFR + 2.75%), 3/10/28	168	168,450
Symplr Software, Inc., Term Loan, 8.908%, (3 mo. USD Term SOFR + 4.50%), 12/22/27	107	97,253
Waystar Technologies, Inc., Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 10/22/29	127	127,506
		$ 683,071
Hotels, Restaurants & Leisure — 1.7%
1011778 BC Unlimited Liability Co., Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 9/20/30	834	$ 832,995
Caesars Entertainment, Inc., Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 2/6/31	321	320,978
Fertitta Entertainment LLC, Term Loan, 7.601%, (1 mo. USD Term SOFR + 3.25%), 1/27/29	222	222,147
Flutter Financing BV, Term Loan, 6.046%, (3 mo. USD Term SOFR + 1.75%), 11/30/30	443	442,474
Horizon U.S. Finco LP, Term Loan, 9.058%, (3 mo. USD Term SOFR + 4.75%), 10/31/31	174	171,886
Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
IRB Holding Corp., Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	241	$ 240,931
Ontario Gaming GTA LP, Term Loan, 8.546%, (3 mo. USD Term SOFR + 4.25%), 8/1/30	198	197,744
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 12/4/31	120	120,462
Voyager Parent LLC, Term Loan, 7/1/32(19)	100	100,214
		$ 2,649,831
Household Durables — 0.5%
ACProducts, Inc., Term Loan, 8.807%, (3 mo. USD Term SOFR + 4.25%), 5/17/28	264	$ 200,393
PHRG Intermediate LLC, Term Loan, 8.333%, (3 mo. USD Term SOFR + 4.00%), 2/20/32	125	125,104
Serta Simmons Bedding LLC:
Term Loan, 11.91%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	250	233,925
Term Loan, 11.94%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	27	27,195
Somnigroup International, Inc., Term Loan, 6.55%, (1 mo. USD Term SOFR + 2.25%), 10/24/31	210	210,636
		$ 797,253
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 8.296%, (3 mo. USD Term SOFR + 4.00%), 7/8/31	223	$ 191,304
		$ 191,304
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Construction Finance Co. LP, Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 7/31/30	159	$ 159,206
Invenergy Thermal Operating I LLC:
Term Loan, 5/17/32(19)	117	118,535
Term Loan, 5/17/32(19)	8	7,903
		$ 285,644
Insurance — 1.4%
Alera Group, Inc., Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 5/31/32	225	$ 226,252
Alliant Holdings Intermediate LLC, Term Loan, 7.103%, (1 mo. USD Term SOFR + 2.75%), 9/19/31	120	120,491
AmWINS Group, Inc., Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 1/30/32	597	598,120
Broadstreet Partners, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 6/13/31	148	148,778

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Insurance (continued)
HUB International Ltd., Term Loan, 6.826%, (3 mo. USD Term SOFR + 2.50%), 6/20/30	460	$ 461,508
Ryan Specialty Group LLC, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 9/15/31	149	149,623
USI, Inc., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	370	369,800
		$ 2,074,572
Interactive Media & Services — 0.2%
Twitter, Inc., Term Loan, 10.958%, (3 mo. USD Term SOFR + 6.50%), 10/26/29	264	$ 257,837
		$ 257,837
IT Services — 1.8%
Asurion LLC:
Term Loan, 7.721%, (1 mo. USD Term SOFR + 3.25%), 7/31/27	38	$ 38,338
Term Loan, 8.456%, (1 mo. USD Term SOFR + 4.00%), 8/19/28	216	214,848
Term Loan, 8.606%, (1 mo. USD Term SOFR + 4.25%), 9/19/30	479	471,913
Term Loan - Second Lien, 9.721%, (1 mo. USD Term SOFR + 5.25%), 1/31/28	50	48,223
Endure Digital, Inc., Term Loan, 7.942%, (1 mo. USD Term SOFR + 3.50%), 2/10/28	432	318,600
Gainwell Acquisition Corp., Term Loan, 8.396%, (3 mo. USD Term SOFR + 4.00%), 10/1/27	176	174,015
Go Daddy Operating Co. LLC, Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 11/9/29	478	478,651
Informatica LLC, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	363	365,307
Iron Mountain, Inc., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 1/31/31	116	116,179
Rackspace Finance LLC:
Term Loan, 10.711%, (1 mo. USD Term SOFR + 6.25%), 5/15/28	73	73,710
Term Loan - Second Lien, 7.211%, (1 mo. USD Term SOFR + 2.75%), 5/15/28	365	191,275
Sedgwick Claims Management Services, Inc., Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	165	165,044
		$ 2,656,103
Life Sciences Tools & Services — 0.1%
Sotera Health Holdings LLC, Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 5/30/31	99	$ 99,685
		$ 99,685
Borrower/Description	Principal Amount* (000's omitted)	Value
Machinery — 1.3%
American Trailer World Corp., Term Loan, 8.206%, (1 mo. USD Term SOFR + 3.75%), 3/3/28	34	$ 28,564
Apex Tool Group LLC:
Term Loan, 14.323%, (3 mo. USD Term SOFR + 10.00%), 7.50% cash, 6.823% PIK, 2/8/30	160	123,007
Term Loan - Second Lien, 9.708%, (3 mo. USD Term SOFR + 5.25%), 2/8/29	67	58,323
Conair Holdings LLC, Term Loan, 8.221%, (1 mo. USD Term SOFR + 3.75%), 5/17/28	217	161,068
CPM Holdings, Inc., Term Loan, 8.829%, (1 mo. USD Term SOFR + 4.50%), 9/28/28	46	45,137
Crown Equipment Corp., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.25%), 10/10/31	124	125,036
EMRLD Borrower LP:
Term Loan, 6.833%, (3 mo. USD Term SOFR + 2.50%), 5/31/30	115	115,339
Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 8/4/31	124	124,295
Filtration Group Corp., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 10/21/28	97	96,839
Gates Global LLC, Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	273	272,882
Icebox Holdco III, Inc., Term Loan, 8.057%, (3 mo. USD Term SOFR + 3.50%), 12/22/28	121	121,686
SPX Flow, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 4/5/29	140	140,036
Terex Corp., Term Loan, 6.308%, (3 mo. USD Term SOFR + 2.00%), 10/8/31	299	300,185
TK Elevator Midco GmbH, Term Loan, 7.197%, (6 mo. USD Term SOFR + 3.00%), 4/30/30	314	315,927
		$ 2,028,324
Media — 0.1%
Gray Television, Inc., Term Loan, 7.443%, (1 mo. USD Term SOFR + 3.00%), 12/1/28	78	$ 77,720
Hubbard Radio LLC, Term Loan, 8.856%, (1 mo. USD Term SOFR + 4.50%), 9/30/27	63	35,722
iHeartCommunications, Inc., Term Loan, 10.246%, (1 mo. USD Term SOFR + 5.78%), 5/1/29	63	52,179
		$ 165,621
Metals/Mining — 0.2%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(20)	64	$ 63,002
Navoi Mining & Metallurgical Co., Term Loan, 9.086%, (3 mo. USD Term SOFR + 4.76%), 4/23/27	26	25,920

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Metals/Mining (continued)
PMHC II, Inc., Term Loan, 8.729%, (3 mo. USD Term SOFR + 4.25%), 4/23/29	195	$ 165,830
Zekelman Industries, Inc., Term Loan, 6.578%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	118	117,968
		$ 372,720
Oil, Gas & Consumable Fuels — 0.4%
Freeport LNG Investments LLLP, Term Loan, 7.576%, (3 mo. USD Term SOFR + 3.25%), 12/21/28	92	$ 92,139
Hilcorp Energy I LP, Term Loan, 6.343%, (1 mo. USD Term SOFR + 2.00%), 2/11/30	100	100,155
Matador Bidco SARL, Term Loan, 8.706%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	131	132,242
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.603%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	144	144,269
UGI Energy Services LLC, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 2/22/30	214	215,500
		$ 684,305
Pharmaceuticals — 0.4%
Elanco Animal Health, Inc., Term Loan, 6.179%, (1 mo. USD Term SOFR + 1.75%), 8/1/27	161	$ 160,596
Jazz Financing Lux SARL, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	155	156,111
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (1 mo. USD Term SOFR + 9.50%), 11/14/28	238	245,004
		$ 561,711
Professional Services — 1.7%
AlixPartners LLP, Term Loan, 6.971%, (1 mo. USD Term SOFR + 2.50%), 2/4/28	215	$ 215,781
Amspec Parent LLC:
Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 12/22/31	130	130,975
Term Loan, 7.818%, (3 mo. USD Term SOFR + 3.50%), 12/22/31(18)	20	20,150
Boots Group Bidco Ltd., Term Loan, 7/16/32(19)	175	175,110
Camelot U.S. Acquisition LLC, Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 1/31/31	321	321,218
Citrin Cooperman Advisors LLC:
Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 4/1/32	164	164,805
Term Loan, 4/1/32(18)	11	10,633
CoreLogic, Inc., Term Loan, 7.971%, (1 mo. USD Term SOFR + 3.50%), 6/2/28	235	234,732
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Deerfield Dakota Holding LLC, Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 4/9/27		309	$ 306,490
Employbridge Holding Co.:
Term Loan, 9.796%, (3 mo. USD Term SOFR + 5.50%), 1/19/30		130	99,951
Term Loan - Second Lien, 9.307%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		205	52,109
First Advantage Holdings LLC, Term Loan, 7.108%, (1 mo. USD Term SOFR + 2.75%), 10/31/31		198	199,098
Galaxy Bidco Ltd., Term Loan, 6.042%, (6 mo. EURIBOR + 4.00%), 12/19/29	EUR	75	86,375
Grant Thornton Advisors LLC, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 6/2/31		174	174,031
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.638%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	111	127,525
Tempo Acquisition LLC, Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 8/31/28		100	99,955
Trans Union LLC, Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		181	181,261
			$ 2,600,199
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		403	$ 406,296
Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		158	159,454
			$ 565,750
Road & Rail — 0.2%
Kenan Advantage Group, Inc., Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		335	$ 334,323
			$ 334,323
Software — 4.6%
Applied Systems, Inc., Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 2/24/31		666	$ 667,266
Astra Acquisition Corp.:
Term Loan, 0.00%, 2/25/28(14)		84	23,967
Term Loan, 0.00%, 10/25/28(14)		119	1,457
Term Loan, 0.00%, 10/25/29(14)		192	5,288
Boost Newco Borrower LLC, Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 1/31/31		423	424,068
Boxer Parent Co., Inc., Term Loan, 7.333%, (3 mo. USD Term SOFR + 3.00%), 7/30/31		339	339,467
Central Parent, Inc., Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 7/6/29		320	261,717

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Cloud Software Group, Inc., Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 3/29/29	164	$ 164,696
Cloudera, Inc., Term Loan, 8.206%, (1 mo. USD Term SOFR + 3.75%), 10/8/28	534	513,402
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(20)	24	23,868
Constant Contact, Inc., Term Loan, 8.579%, (3 mo. USD Term SOFR + 4.00%), 2/10/28	266	257,804
Cornerstone OnDemand, Inc., Term Loan, 8.221%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	194	183,293
Dragon Buyer, Inc., Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 9/30/31	174	174,606
Drake Software LLC, Term Loan, 8.546%, (3 mo. USD Term SOFR + 4.25%), 6/26/31	248	248,263
E2open LLC, Term Loan, 7.971%, (1 mo. USD Term SOFR + 3.50%), 2/4/28	120	120,347
ECI Macola Max Holding LLC, Term Loan, 7.068%, (3 mo. USD Term SOFR + 2.75%), 5/9/30	216	216,760
Epicor Software Corp., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	245	245,305
GoTo Group, Inc.:
Term Loan, 9.218%, (3 mo. USD Term SOFR + 4.75%), 4/28/28	141	125,087
Term Loan - Second Lien, 9.218%, (3 mo. USD Term SOFR + 4.75%), 4/28/28	94	35,545
Ivanti Software, Inc., Term Loan, 9.016% - 9.058%, (3 mo. USD Term SOFR + 4.75%), 6/1/29	110	93,870
Marcel LUX IV SARL, Term Loan, 7.31%, (1 mo. USD Term SOFR + 3.00%), 11/12/30	174	175,211
McAfee LLC, Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	390	378,030
Open Text Corp., Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	122	122,101
Polaris Newco LLC, Term Loan, 8.32%, (3 mo. USD Term SOFR + 3.75%), 6/2/28	361	354,780
Proofpoint, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 8/31/28	362	362,999
RealPage, Inc., Term Loan, 7.557%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	385	385,000
Sabre GLBL, Inc.:
Term Loan, 8.706%, (1 mo. USD Term SOFR + 4.25%), 6/30/28	15	15,064
Term Loan, 10.456%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	84	84,369
SolarWinds Holdings, Inc., Term Loan, 8.34%, (1 mo. USD Term SOFR + 4.00%), 4/16/32	250	247,500
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
UKG, Inc., Term Loan, 6.81%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		646	$ 647,162
Veritas U.S., Inc., Term Loan, 16.796%, (3 mo. USD Term SOFR + 12.50%), 12.296% cash, 4.50% PIK, 12/9/29		68	68,597
			$ 6,966,889
Specialty Retail — 0.8%
Apro LLC, Term Loan, 8.088%, (1 mo. USD Term SOFR + 3.75%), 7/9/31		74	$ 74,453
Great Outdoors Group LLC, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		382	383,037
Harbor Freight Tools USA, Inc., Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		297	291,044
Hoya Midco LLC, Term Loan, 6.558%, (3 mo. USD Term SOFR + 2.25%), 2/3/29		48	42,259
Les Schwab Tire Centers, Term Loan, 6.833% - 6.856%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31		233	233,287
Speedster Bidco GmbH:
Term Loan, 5.879%, (6 mo. EURIBOR + 3.50%), 12/10/31	EUR	125	143,498
Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 12/10/31		100	100,207
			$ 1,267,785
Trading Companies & Distributors — 0.9%
CD&R Hydra Buyer, Inc., Term Loan, 8.456%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		123	$ 123,457
Foundation Building Materials Holding Co. LLC, Term Loan, 8.308%, (3 mo. USD Term SOFR + 4.00%), 1/29/31		124	119,548
Park River Holdings, Inc., Term Loan, 7.802%, (3 mo. USD Term SOFR + 3.25%), 12/28/27		96	94,561
Spin Holdco, Inc., Term Loan, 8.577%, (3 mo. USD Term SOFR + 4.00%), 3/4/28		575	509,510
White Cap Buyer LLC, Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		337	336,957
Windsor Holdings III LLC, Term Loan, 7.103%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		172	172,369
			$ 1,356,402
Transportation Infrastructure — 0.1%
Brown Group Holding LLC, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 7/1/31		182	$ 182,062
			$ 182,062

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., Term Loan, 14.106%, (3 mo. USD Term SOFR + 9.65%), 11.856% cash, 2.25% PIK, 5/25/27	126	$ 126,210
		$ 126,210
Total Senior Floating-Rate Loans (identified cost $45,502,167)		$ 44,129,704

Sovereign Government Bonds — 15.9%
Security	Principal Amount* (000's omitted)		Value
Albania — 0.2%
Albania Government International Bonds:
3.50%, 11/23/31(13)	EUR	100	$ 111,731
4.75%, 2/14/35(13)	EUR	212	243,952
			$ 355,683
Angola — 0.2%
Angola Government International Bonds:
8.75%, 4/14/32(13)		220	$ 200,500
9.125%, 11/26/49(13)		200	159,193
			$ 359,693
Argentina — 0.6%
Argentina Republic Government International Bonds:
0.75% to 7/9/27, 7/9/30(3)		248	$ 192,421
3.50% to 7/9/29, 7/9/41(3)		150	91,650
4.125% to 7/9/27, 7/9/35(3)		420	278,250
5.00%, 1/9/38		200	141,000
Provincia de Cordoba, 9.75%, 7/2/32(1)(13)		183	185,150
			$ 888,471
Azerbaijan — 0.1%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(13)		150	$ 136,677
			$ 136,677
Bahamas — 0.3%
Bahamas Government International Bonds:
6.625%, 5/15/33(13)		22	$ 20,042
8.25%, 6/24/36(1)		200	203,500
Security	Principal Amount* (000's omitted)		Value
Bahamas (continued)
Bahamas Government International Bonds: (continued)
8.95%, 10/15/32(13)		200	$ 213,200
			$ 436,742
Benin — 0.5%
Benin Government International Bonds:
4.95%, 1/22/35(13)	EUR	220	$ 224,695
6.875%, 1/19/52(13)	EUR	200	196,124
7.96%, 2/13/38(13)		200	193,908
8.375%, 1/23/41(13)		200	197,782
			$ 812,509
Bosnia and Herzegovina — 0.1%
Federation of Bosnia & Herzegovina Eurobond, 5.50%, 7/17/30(13)	EUR	100	$ 117,489
			$ 117,489
Brazil — 0.3%
Brazil Government International Bonds:
5.00%, 1/27/45		200	$ 151,360
8.25%, 1/20/34		200	228,680
			$ 380,040
Bulgaria — 0.0%†
Bulgaria Government International Bonds, 5.00%, 3/5/37(13)		70	$ 68,377
			$ 68,377
Cameroon — 0.2%
Republic of Cameroon Government International Bonds:
5.95%, 7/7/32(13)	EUR	100	$ 91,239
9.50%, 7/31/31(13)		200	188,453
			$ 279,692
Chile — 0.4%
Chile Government International Bonds:
2.55%, 7/27/33		550	$ 463,650
3.50%, 1/25/50		200	141,280
			$ 604,930
Colombia — 0.6%
Colombia Government International Bonds:
3.25%, 4/22/32		220	$ 179,245
4.125%, 5/15/51		200	119,896

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Colombia (continued)
Colombia Government International Bonds: (continued)
8.00%, 11/14/35	600	$ 616,500
		$ 915,641
Costa Rica — 0.1%
Costa Rica Government International Bonds, 6.55%, 4/3/34(13)	200	$ 209,547
		$ 209,547
Dominican Republic — 0.6%
Dominican Republic International Bonds:
4.875%, 9/23/32(13)	300	$ 278,340
5.875%, 1/30/60(13)	191	161,118
5.95%, 1/25/27(13)	100	101,125
6.85%, 1/27/45(13)	200	200,500
7.45%, 4/30/44(13)	100	105,515
		$ 846,598
Ecuador — 0.3%
Ecuador Government International Bonds:
0.00%, 7/31/30(13)	160	$ 115,160
6.90%, 7/31/30(13)	230	202,572
6.90% to 7/31/25, 7/31/35(3)(13)	170	127,543
		$ 445,275
Egypt — 0.7%
Egypt Government International Bonds:
7.053%, 1/15/32(13)	276	$ 254,491
7.903%, 2/21/48(13)	200	155,193
8.50%, 1/31/47(13)	200	163,093
8.625%, 2/4/30(13)	270	274,318
8.70%, 3/1/49(13)	200	164,854
		$ 1,011,949
El Salvador — 0.2%
El Salvador Government International Bonds:
7.65%, 6/15/35(13)	50	$ 48,100
8.25%, 4/10/32(13)	110	112,585
9.65%, 11/21/54(1)	150	155,250
		$ 315,935
Security	Principal Amount* (000's omitted)	Value
Ethiopia — 0.4%
Ethiopia Government International Bonds, 6.625%, 12/11/24(13)(14)	675	$ 622,688
		$ 622,688
Ghana — 0.3%
Ghana Government International Bonds:
0.00%, 1/3/30(13)	31	$ 25,758
1.50%, 1/3/37(13)	28	13,108
5.00% to 7/3/28, 7/3/29(3)(13)	108	103,345
5.00% to 7/3/28, 7/3/35(3)(13)	310	249,854
		$ 392,065
Guatemala — 0.3%
Guatemala Government International Bonds:
5.375%, 4/24/32(13)	200	$ 197,010
6.55%, 2/6/37(13)	200	204,516
		$ 401,526
Honduras — 0.2%
Honduras Government International Bonds:
8.625%, 11/27/34(1)	150	$ 156,787
8.625%, 11/27/34(13)	150	156,788
		$ 313,575
Hungary — 0.4%
Hungary Government International Bonds:
2.125%, 9/22/31(13)	310	$ 260,322
5.50%, 3/26/36(13)	200	193,697
6.25%, 9/22/32(13)	200	209,681
		$ 663,700
India — 0.2%
Export-Import Bank of India, 2.25%, 1/13/31(13)	368	$ 323,997
		$ 323,997
Jamaica — 0.2%
Jamaica Government International Bonds, 8.00%, 3/15/39	200	$ 235,200
		$ 235,200
Jordan — 0.1%
Jordan Government International Bonds, 5.85%, 7/7/30(13)	200	$ 194,623
		$ 194,623

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Kazakhstan — 0.1%
Kazakhstan Government International Bonds, 4.714%, 4/9/35(13)		200	$ 194,303
			$ 194,303
Kenya — 0.1%
Republic of Kenya Government International Bonds, 9.50%, 3/5/36(13)		200	$ 192,917
			$ 192,917
Lebanon — 0.2%
Lebanon Government International Bonds:
5.80%, 4/14/20(13)(14)		306	$ 57,107
6.00%, 1/27/23(13)(14)		133	24,821
6.10%, 10/4/22(13)(14)		327	60,887
6.15%, 6/19/20(13)(14)		11	2,057
6.20%, 2/26/25(13)(14)		37	6,928
6.25%, 5/27/22(13)(14)		32	5,974
6.25%, 11/4/24(13)(14)		14	2,621
6.25%, 6/12/25(13)(14)		37	6,956
6.375%, 3/9/20(13)(14)		47	8,772
6.40%, 5/26/23(13)(14)		412	76,866
6.60%, 11/27/26(13)(14)		6	1,123
6.65%, 4/22/24(13)(14)		137	25,602
6.65%, 11/3/28(13)(14)		17	3,185
6.85%, 3/23/27(13)(14)		14	2,620
6.85%, 5/25/29(13)(14)		218	40,984
7.00%, 3/20/28(13)(14)		45	8,460
7.00%, 4/22/31(13)(14)		154	29,029
7.00%, 3/23/32(13)(14)		8	1,508
7.25%, 3/23/37(13)(14)		35	6,582
			$ 372,082
Mexico — 0.5%
Mexico Government International Bonds:
4.875%, 5/19/33		450	$ 423,450
5.00%, 4/27/51		400	310,000
			$ 733,450
Montenegro — 0.3%
Montenegro Government International Bonds, 4.875%, 4/1/32(13)	EUR	431	$ 487,592
			$ 487,592
Security	Principal Amount* (000's omitted)		Value
Morocco — 0.1%
Morocco Government International Bonds, 3.00%, 12/15/32(13)		200	$ 170,352
			$ 170,352
Nigeria — 0.3%
Nigeria Government International Bonds, 10.375%, 12/9/34(13)		350	$ 376,797
			$ 376,797
Oman — 0.6%
Oman Government International Bonds:
6.25%, 1/25/31(13)		200	$ 214,807
7.375%, 10/28/32(13)		550	634,396
			$ 849,203
Pakistan — 0.1%
Pakistan Government International Bonds, 7.375%, 4/8/31(13)		200	$ 188,075
			$ 188,075
Paraguay — 0.2%
Paraguay Government International Bonds, 4.95%, 4/28/31(13)		259	$ 257,710
			$ 257,710
Peru — 0.3%
Peru Government International Bonds:
3.00%, 1/15/34		300	$ 253,737
3.30%, 3/11/41		170	127,447
			$ 381,184
Philippines — 0.4%
Philippines Government International Bonds:
5.00%, 7/17/33		300	$ 302,244
5.50%, 1/17/48		230	227,383
			$ 529,627
Romania — 1.2%
Romania Government International Bonds:
1.75%, 7/13/30(13)	EUR	31	$ 31,066
2.00%, 4/14/33(13)	EUR	22	19,848
2.625%, 12/2/40(13)	EUR	42	31,081
2.75%, 4/14/41(13)	EUR	22	16,451
2.875%, 4/13/42(13)	EUR	24	17,896
3.375%, 1/28/50(13)	EUR	15	10,907

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Romania (continued)
Romania Government International Bonds: (continued)
3.875%, 10/29/35(13)	EUR	55	$ 53,712
4.625%, 4/3/49(13)	EUR	134	118,911
5.125%, 6/15/48(13)		14	11,032
5.625%, 2/22/36(13)	EUR	43	48,093
5.75%, 3/24/35(13)		682	647,860
5.875%, 7/11/32(13)	EUR	59	69,563
6.00%, 5/25/34(13)		14	13,662
6.00%, 9/24/44(13)	EUR	126	136,892
6.25%, 9/10/34(13)	EUR	28	33,215
6.75%, 7/11/39(13)	EUR	149	174,897
7.50%, 2/10/37(13)		334	355,281
7.625%, 1/17/53(13)		28	29,337
			$ 1,819,704
Serbia — 0.1%
Serbia International Bonds, 2.125%, 12/1/30(13)		205	$ 175,771
			$ 175,771
Sri Lanka — 0.6%
Sri Lanka Government International Bonds:
3.10% to 7/15/27, 1/15/30(1)(3)		187	$ 168,141
3.35% to 9/15/27, 3/15/33(1)(3)		200	164,366
3.60% to 12/15/27, 6/15/35(1)(3)		80	56,894
3.60% to 11/15/27, 5/15/36(1)(3)		171	144,642
3.60% to 8/15/27, 2/15/38(1)(3)		200	168,394
4.00%, 4/15/28(1)		184	174,954
			$ 877,391
Suriname — 0.8%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)		673	$ 671,658
9.00%, Oil-Linked, 12/31/50(1)(13)		463	539,395
			$ 1,211,053
Trinidad and Tobago — 0.1%
Trinidad & Tobago Government International Bonds, 5.95%, 1/14/31(13)		200	$ 198,972
			$ 198,972
Ukraine — 1.0%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/30(3)(13)		11	$ 5,049
0.00% to 2/1/27, 2/1/34(3)(13)		100	37,714
Security	Principal Amount* (000's omitted)	Value
Ukraine (continued)
Ukraine Government International Bonds: (continued)
0.00% to 2/1/27, 2/1/35(3)(13)	200	$ 93,325
0.00% to 2/1/27, 2/1/36(3)(13)	180	83,995
0.00%, GDP-Linked, 8/1/41(13)(21)	1,351	1,005,921
1.75% to 8/1/25, 2/1/29(3)(13)	130	78,597
1.75% to 8/1/25, 2/1/34(3)(13)	150	76,019
1.75% to 8/1/25, 2/1/35(3)(13)	141	72,286
1.75% to 8/1/25, 2/1/36(3)(13)	137	67,833
		$ 1,520,739
United Arab Emirates — 0.4%
Abu Dhabi Government International Bonds:
3.125%, 4/16/30(13)	300	$ 288,258
3.875%, 4/16/50(13)	200	157,000
5.00%, 4/30/34(13)	200	208,879
		$ 654,137
Uruguay — 0.3%
Uruguay Government International Bonds:
5.10%, 6/18/50	130	$ 119,608
5.442%, 2/14/37	300	306,300
		$ 425,908
Uzbekistan — 0.3%
National Bank of Uzbekistan, 8.50%, 7/5/29(13)	240	$ 254,479
Republic of Uzbekistan International Bonds, 5.375%, 2/20/29(13)	200	197,738
		$ 452,217
Venezuela — 0.3%
Venezuela Government International Bonds:
6.00%, 12/9/20(13)(14)	187	$ 29,004
7.00%, 12/1/18(13)(14)	69	10,271
7.00%, 3/31/38(13)(14)	86	17,209
7.65%, 4/21/25(13)(14)	258	47,756
7.75%, 10/13/19(13)(14)	225	35,413
8.25%, 10/13/24(13)(14)	250	46,900
9.00%, 5/7/23(13)(14)	146	26,768
9.25%, 9/15/27(14)	300	66,405
9.25%, 5/7/28(13)(14)	203	40,680
9.375%, 1/13/34(14)	44	11,279
11.75%, 10/21/26(13)(14)	102	22,661
11.95%, 8/5/31(13)(14)	165	34,233

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
12.75%, 8/23/22(13)(14)	233	$ 45,935
		$ 434,514
Zambia — 0.1%
Zambia Government International Bonds:
0.50%, 12/31/53(13)	209	$ 153,287
5.75% to 6/30/31, 6/30/33(3)(13)	35	33,043
		$ 186,330
Total Sovereign Government Bonds (identified cost $22,701,551)		$ 24,022,650

Sovereign Loans — 0.9%
Borrower/Description	Principal Amount* (000's omitted)		Value
Bahamas — 0.2%
Commonwealth of the Bahamas, Term Loan, 8.887%, (6 mo. EURIBOR + 6.85%), 11/24/28(2)	EUR	289	$ 341,549
			$ 341,549
Tanzania — 0.7%
Government of the United Republic of Tanzania, Term Loan, 10.862%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(2)		1,031	$ 1,037,686
			$ 1,037,686
Total Sovereign Loans (identified cost $1,345,499)			$ 1,379,235

U.S. Government Agency Mortgage-Backed Securities — 13.8%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.388%, (COF + 1.254%), 1/1/35(22)	$39	$ 37,523
6.15%, 7/20/27	9	9,337
9.00%, 3/1/31	0(23)	211
Federal National Mortgage Association:
5.00%, with various maturities to 2040	461	463,523
5.50%, with various maturities to 2033	253	258,174
6.155%, (6 mo. RFUCCT + 1.542%), 9/1/37(22)	91	92,925
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
6.353%, (COF + 2.004%), 7/1/32(22)	$53	$ 54,044
Government National Mortgage Association:
4.50%, 10/15/47	85	81,598
5.00%, 6/20/52	1,700	1,671,717
5.50%, 30-Year, TBA(24)	5,450	5,436,499
5.50%, with various maturities to 2062	1,400	1,407,981
6.00%, with various maturities to 2054	669	689,099
6.50%, 1/20/54	402	420,877
7.00%, 2/20/54	1,125	1,183,659
7.50%, with various maturities to 2054	1,071	1,131,962
8.00%, 3/15/34	85	86,395
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(24)	2,000	1,946,641
5.50%, 30-Year, TBA(24)	600	596,789
6.00%, 30-Year, TBA(24)	5,300	5,373,496
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $21,004,522)		$ 20,942,450

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(10)(12)	104	$ 0
Total Warrants (identified cost $0)		$ 0

Miscellaneous — 0.0%
Security	Principal Amount	Value
Pharmaceuticals — 0.0%
Endo Design LLC, Escrow Certificates(10)(12)	$500,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 6.1%
Affiliated Fund — 5.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(25)	8,294,225	$ 8,294,225
Total Affiliated Fund (identified cost $8,294,225)		$ 8,294,225

U.S. Treasury Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/14/25(26)	$167	$ 166,742
0.00%, 9/4/25(26)	169	168,319
0.00%, 10/9/25	164	162,665
0.00%, 11/12/25(26)	450	444,555
Total U.S. Treasury Obligations (identified cost $942,294)		$ 942,281
Total Short-Term Investments (identified cost $9,236,519)		$ 9,236,506
Total Investments — 123.9% (identified cost $196,059,605)		$187,829,894
Less Unfunded Loan Commitments — (0.1)%		$ (92,928)
Net Investments — 123.8% (identified cost $195,966,677)		$187,736,966
Other Assets, Less Liabilities — (23.8)%		$(36,192,589)
Net Assets — 100.0%		$151,544,377
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $56,126,879 or 37.0% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2025.
(3)	Step coupon security. Interest rate represents the rate in effect at July 31, 2025.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2025.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2025.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(8)	When-issued, variable rate security whose interest rate will be determined after July 31, 2025.
(9)	Represents an investment in an issuer that may be deemed to be an affiliate.
(10)	Non-income producing security.
(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(12)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(13)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of these securities is $18,236,725 or 12.0% of the Fund's net assets.
(14)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(15)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(16)	Security converts to variable rate after the indicated fixed-rate coupon period.
(17)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(18)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At July 31, 2025, the total value of unfunded loan commitments is $92,725.
(19)	This Senior Loan will settle after July 31, 2025, at which time the interest rate will be determined.
(20)	Fixed-rate loan.

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

(21)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(22)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2025.
(23)	Principal amount is less than $500.
(24)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(25)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.
(26)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	331,076	EUR	281,229	9/17/25	$ 9,202
USD	495,055	EUR	424,794	9/17/25	8,867
USD	399,862	EUR	343,111	9/17/25	7,162
USD	384,582	EUR	330,000	9/17/25	6,888
USD	382,759	EUR	328,435	9/17/25	6,855
USD	364,749	EUR	312,981	9/17/25	6,533
USD	346,193	EUR	297,060	9/17/25	6,200
USD	257,196	EUR	220,693	9/17/25	4,606
USD	249,288	EUR	213,908	9/17/25	4,465
USD	156,787	EUR	134,535	9/17/25	2,808
USD	96,777	EUR	83,042	9/17/25	1,733
					$65,319
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	464,914	EUR	395,203	Standard Chartered Bank	8/4/25	$13,909	$ —
EUR	79,000	USD	92,458	HSBC Bank USA, N.A.	8/8/25	—	(2,280)
EUR	260,292	USD	305,475	HSBC Bank USA, N.A.	8/8/25	—	(8,352)
EUR	220,693	USD	256,156	UBS AG	8/8/25	—	(4,235)
EUR	279,643	USD	328,048	UBS AG	8/8/25	—	(8,836)
USD	117,174	EUR	100,107	UBS AG	8/8/25	2,902	—
USD	80,428	EUR	68,647	UBS AG	8/8/25	2,068	—
EUR	29,088	USD	33,646	Barclays Bank PLC	8/29/25	—	(396)
EUR	25,261	USD	29,301	Barclays Bank PLC	8/29/25	—	(425)
USD	67,286	EUR	58,220	State Street Bank and Trust Company	8/29/25	735	—
USD	21,459	EUR	18,807	State Street Bank and Trust Company	8/29/25	—	(39)
USD	23,819	EUR	20,967	State Street Bank and Trust Company	8/29/25	—	(148)
USD	59,293	EUR	52,183	State Street Bank and Trust Company	8/29/25	—	(357)

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	69,719	EUR	61,350	State Street Bank and Trust Company	8/29/25	$ —	$ (410)
USD	453,194	EUR	395,203	Standard Chartered Bank	9/2/25	1,320	—
USD	235,379	EUR	200,000	State Street Bank and Trust Company	9/30/25	6,278	—
						$27,212	$(25,478)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	92	Long	9/30/25	$ 9,951,813	$ 13,585
U.S. Ultra 10-Year Treasury Note	10	Long	9/19/25	1,130,781	20,547
Euro-Bobl	(8)	Short	9/8/25	(1,070,628)	6,665
Euro-Bund	(5)	Short	9/8/25	(740,068)	5,984
Euro-Buxl	(2)	Short	9/8/25	(267,908)	8,034
U.S. 5-Year Treasury Note	(29)	Short	9/30/25	(3,136,984)	(16,549)
U.S. 10-Year Treasury Note	(45)	Short	9/19/25	(4,997,813)	(31,645)
U.S. Long Treasury Bond	(6)	Short	9/19/25	(685,125)	(24,000)
U.S. Ultra-Long Treasury Bond	(23)	Short	9/19/25	(2,698,188)	(74,980)
					$(92,359)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Colombia	$ 5,000	1.00% (pays quarterly)(1)	2.02%	6/20/30	$(214,751)	$243,238	$ 28,487
Croatia	5,000	1.00% (pays quarterly)(1)	0.60	6/20/30	94,556	(22,770)	71,786
Egypt	180	1.00% (pays quarterly)(1)	4.00	12/20/28	(15,870)	37,075	21,205
Egypt	72	1.00% (pays quarterly)(1)	4.67	6/20/30	(10,472)	17,637	7,165
Hungary	2,200	1.00% (pays quarterly)(1)	0.98	6/20/29	3,936	25,931	29,867
Indonesia	3,000	1.00% (pays quarterly)(1)	0.72	6/20/30	40,113	(13,106)	27,007
Mexico	2,500	1.00% (pays quarterly)(1)	1.07	6/20/30	(5,310)	37,577	32,267

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Peru	$ 2,000	1.00% (pays quarterly)(1)	0.77%	6/20/30	$ 22,630	$ (5,733)	$ 16,897
Total	$19,952				$(85,168)	$319,849	$234,681
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	$50	1.00% (pays quarterly)(1)	6/20/30	$1,094	$(1,707)	$(613)
Total				$1,094	$(1,707)	$(613)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	Bank of America, N.A.	$2,518	1.00% (pays quarterly)(1)	1.49%	6/20/30	$ (51,070)	$ 94,864	$ 43,794
Brazil	Citibank, N.A.	1,050	1.00% (pays quarterly)(1)	1.92	12/20/31	(51,239)	97,186	45,947
Ivory Coast	Deutsche Bank AG	1,369	1.00% (pays quarterly)(1)	2.34	6/20/27	(31,273)	67,027	35,754
Ivory Coast	Deutsche Bank AG	1,525	1.00% (pays quarterly)(1)	2.34	6/20/27	(34,844)	74,591	39,747
Mexico	Citibank, N.A.	688	1.00% (pays quarterly)(1)	1.40	12/20/31	(14,575)	19,637	5,062
Petroleos Mexicanos	Barclays Bank PLC	95	1.00% (pays quarterly)(1)	2.55	6/20/27	(2,512)	2,984	472
Petroleos Mexicanos	Goldman Sachs International	46	1.00% (pays quarterly)(1)	2.20	6/20/26	(424)	502	78
Petroleos Mexicanos	Goldman Sachs International	88	1.00% (pays quarterly)(1)	2.20	6/20/26	(810)	2,987	2,177
Petroleos Mexicanos	Goldman Sachs International	35	1.00% (pays quarterly)(1)	2.55	6/20/27	(863)	904	41
Petroleos Mexicanos	Goldman Sachs International	36	1.00% (pays quarterly)(1)	2.55	6/20/27	(953)	964	11
U.S. Single Family Rental	Goldman Sachs International	599	7.85% (pays annually)(1)	7.98	3/18/28	5,910	880	6,790
Total		$8,049				$(182,653)	$362,526	$179,873

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ivory Coast	Barclays Bank PLC	$2,894	1.00% (pays quarterly)(1)	6/20/27	$66,116	$(94,448)	$(28,332)
Total					$66,116	$(94,448)	$(28,332)
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $28,001,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
At July 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund utilizes futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2025, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $10,010,021, which represents 6.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.305%, 6/15/47	$ 83,615	$ —	$ (87,615)	$2,095	$(3,287)	$ —	$ 6,000	$ —
Series 2016-C29, Class D, 3.00%, 5/15/49	858,749	—	—	—	(103,244)	759,839	26,834	$1,000,000
Series 2016-C32, Class D, 3.396%, 12/15/49	178,800	—	—	—	20,946	200,938	7,559	$250,000
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49	546,013	76,725	—	—	124,505	755,019	21,905	$1,227,333
Short-Term Investments
Liquidity Fund, Institutional Class(1)	7,221,157	58,618,792	(57,545,724)	—	—	8,294,225	218,460	8,294,225
Total				$2,095	$38,920	$10,010,021	$280,758
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 16,200,101	$ —	$ 16,200,101
Collateralized Mortgage Obligations	—	33,956,871	—	33,956,871
Commercial Mortgage-Backed Securities	—	9,796,088	—	9,796,088
Common Stocks	8,342	942,230	164,462	1,115,034
Corporate Bonds	—	27,017,422	—	27,017,422
Preferred Stocks	—	33,833	—	33,833
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	43,984,015	52,761	44,036,776
Sovereign Government Bonds	—	24,022,650	—	24,022,650
Sovereign Loans	—	1,379,235	—	1,379,235

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
U.S. Government Agency Mortgage-Backed Securities	$ —	$ 20,942,450	$ —	$ 20,942,450
Warrants	—	—	0	0
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	8,294,225	—	—	8,294,225
U.S. Treasury Obligations	—	942,281	—	942,281
Total Investments	$8,302,567	$179,217,176	$217,223	$187,736,966
Forward Foreign Currency Exchange Contracts	$ —	$ 92,531	$ —	$ 92,531
Futures Contracts	54,815	—	—	54,815
Swap Contracts	—	234,355	—	234,355
Total	$8,357,382	$179,544,062	$217,223	$188,118,667
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (25,478)	$ —	$ (25,478)
Futures Contracts	(147,174)	—	—	(147,174)
Swap Contracts	—	(434,966)	—	(434,966)
Total	$ (147,174)	$ (460,444)	$ —	$ (607,618)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.